Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share option activities

	For the year ended December 31, 2018
	Number of Shares Options	Average Exercise Price Per Share Options in US$	Weighted- Average remaining contractual life (in years)

At the beginning of the year	36,000,000	$0.08154	6.94
Granted	-	-	-
Forfeited	(1,000,000)	$0.08154	-
Expired	-	-	-
Canceled	-	-	-
At the end of the year	35,000,000	$0.08154	5.94
Vested and exercisable at the end of the year	35,000,000	$0.08154	5.94

Schedule of unvested restricted shares
	Number of shares	Weighted- average fair value
Non-vested restricted shares outstanding at January1, 2018	13,442,308	0.3565
Granted	-	0.3565
Forfeited	(217,760)	0.3565
Vested	(8,598,417)	0.3565
Non-vested restricted shares outstanding at December 31, 2018	4,626,131	0.3565

Schedule of total share-based compensation expense

	For the years ended December 31,
	2018	2017	2016
General and administrative expenses	$349,638	$1,783,225	$1,708,460
Sales and marketing expenses	80,129	681,271	530,455
Product development expenses	137,182	967,355	383,349

Total	$566,949	$3,431,852	$2,622,264